Context Capital Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101
June 2, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Context Capital Funds (the “Trust”)
File No.: 333-191710/811-03023
Filing pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 18, 2015 to the Prospectus dated May 1, 2015, for the Context Macro Opportunities Fund, a series of the Trust, as filed pursuant to Rule 497(e) under the 1933 Act on May 18, 2015 (Accession Number: 0001435109-15-000433).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2049 or vicki.horwitz@atlanticfundservices.com

Sincerely,

/s/Vicki S. Horwitz
Vicki S. Horwitz
Secretary to the Registrant

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